Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

We are required by SEC rules, mandated by Congress in the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, to disclose the following information regarding compensation paid to our NEOs. Our Chief Executive Officer is the principal executive officer (“PEO”). The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. The following table sets forth information concerning the compensation and our financial performance for each of the years ended December 31, 2022, 2021 and 2020:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income (Loss) from Continuing Operations ($ in thousands)	Adjusted EBITDA from Continuing Operations ($ in thousands)(4)
2022	5,334,813	5,880,801	3,061,659	3,290,394	151.52	195.45	133,694	535,733
2021	2,854,893	4,303,220	1,957,160	2,768,654	143.57	244.98	60,564	393,610
2020	2,106,060	1,895,349	1,805,770	1,681,890	93.77	142.21	(46,396)	359,431

___________

(1)
The dollar amounts reported are the amounts of total compensation and average total compensation from the Summary Compensation Table for the years ending December 31, 2022, 2021 and 2020 for the executives below:

Year	PEO	Non-PEO NEOs
2022	Bradley W. Barber	John M. Engquist, Leslie S. Magee, John McDowell Engquist
2021	Bradley W. Barber	John M. Engquist, Leslie S. Magee, John McDowell Engquist
2020	Bradley W. Barber	John M. Engquist, Leslie S. Magee

(2)
The dollar amounts reported represents the amount of “Compensation Actually Paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or NEOs during the applicable year, but also include the year-end value of equity awards granted during the reported year and the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. Compensation Actually Paid is calculated based on the following adjustments to Total Compensation in the Summary Compensation Table (“SCT”):

	PEO			Average of Non-PEO NEOs
	2022	2021	2020	2022	2021	2020
SCT Total Compensation	$5,334,813	$2,854,893	$2,106,060	$3,061,659	$1,957,160	$1,805,770
Less: Stock Awards Reported in SCT	(2,729,978)	(1,343,947)	(1,194,977)	(1,303,028)	(809,630)	(919,983)
Plus: Fair Value of Stock Awards Granted in the Year	3,466,880	1,748,355	2,025,142	1,654,754	1,053,257	1,559,108
Change in Fair Value of Outstanding Unvested Stock from Prior Years	50,193	916,084	(113,592)	29,211	474,360	(99,467)
Change in Fair Value of Stock from Prior Years that Vested in the Year	(241,107)	127,834	(927,285)	(152,202)	93,507	(663,537)
Less: Fair Value of Stock Awards Forfeited during the Year	—	—	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—
Compensation Actually Paid	$5,880,801	$4,303,220	$1,895,349	$3,290,394	$2,768,654	$1,681,890

(3)
The peer group we selected for our Total Shareholder Return (“TSR”) is comprised of the following companies: United Rentals, Inc., Herc Holdings Inc., Toromont Industries, Ltd., Finning International, Inc. and The Ashtead Group, PLC. The peer group is additionally used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2022.
(4)
Net income (loss) before interest expense, income taxes, depreciation, and amortization (“EBITDA”) and Adjusted EBITDA are non-GAAP measures as defined under the rules of the SEC. We define Adjusted EBITDA for the periods presented as EBITDA adjusted for merger and other costs, loss on early extinguishment of debt and impairment of goodwill. A reconciliation of EBITDA and Adjusted EBITDA to net income is below:

	Reconciliation of Non-GAAP Financial Measures
	Year Ended December 31,
	2022	2021	2020
Net Income (loss)	$132,170	$102,540	$(32,667)
Net Income (loss) from discontinued operations	(1,524)	41,976	13,729
Net Income (loss) from continuing operations	133,694	60,564	(46,396)
Interest expense	54,033	53,758	61,790
Provision (benefit) for income taxes	47,036	21,160	(13,428)
Depreciation	296,310	254,158	252,681
Amortization of intangibles	4,660	3,970	3,987
EBITDA from continuing operations	$535,733	$393,610	$258,634
Merger and other	—	—	503
Loss on early extinguishment of debt	—	—	44,630
Impairment of goodwill	—	—	55,664
Adjusted EBITDA from continuing operations	$535,733	$393,610	$359,431

Company Selected Measure Name	Net income (loss) before interest expense, income taxes, depreciation, and amortization (“EBITDA”) and Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported are the amounts of total compensation and average total compensation from the Summary Compensation Table for the years ending December 31, 2022, 2021 and 2020 for the executives below:

Year	PEO	Non-PEO NEOs
2022	Bradley W. Barber	John M. Engquist, Leslie S. Magee, John McDowell Engquist
2021	Bradley W. Barber	John M. Engquist, Leslie S. Magee, John McDowell Engquist
2020	Bradley W. Barber	John M. Engquist, Leslie S. Magee

Peer Group Issuers, Footnote [Text Block]
(3)
The peer group we selected for our Total Shareholder Return (“TSR”) is comprised of the following companies: United Rentals, Inc., Herc Holdings Inc., Toromont Industries, Ltd., Finning International, Inc. and The Ashtead Group, PLC. The peer group is additionally used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 5,334,813	$ 2,854,893	$ 2,106,060
PEO Actually Paid Compensation Amount	5,880,801	4,303,220	1,895,349
Non-PEO NEO Average Total Compensation Amount	3,061,659	1,957,160	1,805,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,290,394	2,768,654	1,681,890
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs Adjusted EBITDA
Tabular List [Table Text Block]

Pay versus Performance Tabular List

The table below lists our most important performance measures used to link executive compensation to company performance, over the fiscal year ended December 31, 2022. These measures, or some combination thereof, are used to determine the annual cash bonus and long-term incentives for each of the NEOs. For more information, see “Annual Bonuses” and “Long-Term Incentives” as more fully described in the “Compensation Discussion and Analysis” section of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.

Financial Performance Measures
Adjusted EBITDA
Rental Gross Profit
ROGNA

Total Shareholder Return Amount	$ 151.52	143.57	93.77
Peer Group Total Shareholder Return Amount	195.45	244.98	142.21
Net Income (Loss)	$ 133,694,000	$ 60,564,000	$ (46,396,000)
Company Selected Measure Amount	535,733,000	393,610,000	359,431,000
PEO Name	Bradley W. Barber	Bradley W. Barber	Bradley W. Barber
Adj To PEO and Non-PEO NEO Compensation Footnote [Text Block]
(2)
The dollar amounts reported represents the amount of “Compensation Actually Paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or NEOs during the applicable year, but also include the year-end value of equity awards granted during the reported year and the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. Compensation Actually Paid is calculated based on the following adjustments to Total Compensation in the Summary Compensation Table (“SCT”):

	PEO			Average of Non-PEO NEOs
	2022	2021	2020	2022	2021	2020
SCT Total Compensation	$5,334,813	$2,854,893	$2,106,060	$3,061,659	$1,957,160	$1,805,770
Less: Stock Awards Reported in SCT	(2,729,978)	(1,343,947)	(1,194,977)	(1,303,028)	(809,630)	(919,983)
Plus: Fair Value of Stock Awards Granted in the Year	3,466,880	1,748,355	2,025,142	1,654,754	1,053,257	1,559,108
Change in Fair Value of Outstanding Unvested Stock from Prior Years	50,193	916,084	(113,592)	29,211	474,360	(99,467)
Change in Fair Value of Stock from Prior Years that Vested in the Year	(241,107)	127,834	(927,285)	(152,202)	93,507	(663,537)
Less: Fair Value of Stock Awards Forfeited during the Year	—	—	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—
Compensation Actually Paid	$5,880,801	$4,303,220	$1,895,349	$3,290,394	$2,768,654	$1,681,890

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(4)
Net income (loss) before interest expense, income taxes, depreciation, and amortization (“EBITDA”) and Adjusted EBITDA are non-GAAP measures as defined under the rules of the SEC. We define Adjusted EBITDA for the periods presented as EBITDA adjusted for merger and other costs, loss on early extinguishment of debt and impairment of goodwill. A reconciliation of EBITDA and Adjusted EBITDA to net income is below:

	Reconciliation of Non-GAAP Financial Measures
	Year Ended December 31,
	2022	2021	2020
Net Income (loss)	$132,170	$102,540	$(32,667)
Net Income (loss) from discontinued operations	(1,524)	41,976	13,729
Net Income (loss) from continuing operations	133,694	60,564	(46,396)
Interest expense	54,033	53,758	61,790
Provision (benefit) for income taxes	47,036	21,160	(13,428)
Depreciation	296,310	254,158	252,681
Amortization of intangibles	4,660	3,970	3,987
EBITDA from continuing operations	$535,733	$393,610	$258,634
Merger and other	—	—	503
Loss on early extinguishment of debt	—	—	44,630
Impairment of goodwill	—	—	55,664
Adjusted EBITDA from continuing operations	$535,733	$393,610	$359,431

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Rental Gross Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROGNA
PEO [Member] | Less: Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,729,978)	$ (1,343,947)	$ (1,194,977)
PEO [Member] | Plus: Fair Value of Stock Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,466,880	1,748,355	2,025,142
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,193	916,084	(113,592)
PEO [Member] | Change in Fair Value of Stock from Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(241,107)	127,834	(927,285)
Non-PEO NEO [Member] | Less: Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,303,028)	(809,630)	(919,983)
Non-PEO NEO [Member] | Plus: Fair Value of Stock Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,654,754	1,053,257	1,559,108
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,211	474,360	(99,467)
Non-PEO NEO [Member] | Change in Fair Value of Stock from Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (152,202)	$ 93,507	$ (663,537)